EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration and evaluation expenditures [Table Text Block]
Total
$

DECEMBER 31, 2018	41,946,079

Acquisition costs	2,798,913
Claims maintenance	4,963
Engineering	93,307
Exploration and camp support	3,003,005
Permitting	185,845
Salary and wages	260,903
Share-based payments	82,010

DECEMBER 31, 2019	48,375,025

Claims maintenance	25,597
Engineering	168,002
Exploration and camp support	4,693,598
Permitting	128,968
Salary and wages	263,057
Share-based payments	93,766

DECEMBER 31, 2020	53,748,013